UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)

480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Item 1.     Schedule of Investments.

Munder S&P® MidCap Index Equity Fund
          Portfolio of Investments, September 30, 2004 (Unaudited)(a)

Shares		Value (b)
COMMON STOCKS — 97.6%
Aerospace & Defense — 1.4%
4,600	Alliant Techsystems, Inc. †	$278,300
13,000	L-3 Communications Holding, Inc.	871,000
8,000	Precision Castparts Corporation	480,400
1,300	Sequa Corporation, Class A †	67,873

		1,697,573

Airlines — 0.4%
10,400	AirTran Holdings, Inc. ***,†	103,584
3,300	Alaska Air Group, Inc. ***,†	81,774
12,650	JetBlue Airways Corporation ***,†	264,638

		449,996

Air Freight & Logistics — 1.5%
10,500	C.H. Robinson Worldwide, Inc.	487,095
6,200	CNF, Inc.	254,138
13,000	Expeditors International of Washington, Inc.	672,100
9,900	J.B. Hunt Transport Services, Inc.	367,686

		1,781,019

Automobiles — 0.1%
7,000	Thor Industries, Inc. ***	185,290

Auto Components — 1.3%
8,525	ArvinMeritor, Inc. ***	159,844
2,400	Bandag, Inc. ***	105,120
6,900	Borg Warner, Inc.	298,701
9,500	Gentex Corporation ***	333,735
8,500	Lear Corporation	462,825
4,200	Modine Manufacturing Company	126,462
3,300	Superior Industries International, Inc. ***	98,835

		1,585,522

Beverages — 0.7%
13,200	Constellation Brands, Inc., Class A †	502,392
16,850	PepsiAmericas, Inc.	321,835

		824,227

Biotechnology — 1.5%
6,900	Cephalon, Inc. ***,†	330,510
5,700	Charles River Laboratories International, Inc. ***,†	261,060
6,500	Invitrogen Corporation †	357,435
37,552	Millennium Pharmaceuticals, Inc. †	514,838
11,600	Protein Design Labs, Inc. ***,†	227,128
9,700	Vertex Pharmaceuticals, Inc. ***,†	101,850

		1,792,821

Building Products — 0.1%
5,100	York International Corporation	161,109

Capital Markets — 2.3%
9,800	A.G. Edwards, Inc.	339,276
8,300	Eaton Vance Corporation	335,237
8,100	Investors Financial Services Corporation	365,553
7,000	Jefferies Group, Inc.	241,290
7,400	LaBranche & Company, Inc. ***	62,530
12,300	Legg Mason, Inc.	655,221
9,100	Raymond James Financial, Inc.	219,492
12,700	SEI Investments Company	427,736
10,200	Waddell & Reed Financial, Inc., Class A	224,400

		2,870,735

Chemicals — 3.0%
9,100	Airgas, Inc.	219,037
5,100	Albemarle Corporation	178,959
7,700	Cabot Corporation	296,989
14,054	Crompton Corporation	133,372
4,800	Cytec Industries, Inc.	234,960
5,200	Ferro Corporation	113,412
4,500	FMC Corporation †	218,565
14,300	IMC Global, Inc.	248,677
6,900	Lubrizol Corporation	238,740
21,900	Lyondell Chemical Company ***	491,874
2,500	Minerals Technologies, Inc.	147,150
8,550	Olin Corporation ***	171,000
14,300	RPM International, Inc.	252,395
4,000	Scotts Company (The) †	256,600
5,800	Sensient Technologies Corporation ***	125,512
6,300	Valspar Corporation ***	294,084

		3,621,326

Commercial Banks — 5.2%
13,538	Associated Banc Corporation	434,164
6,550	Bank of Hawaii Corporation	309,487
21,250	Banknorth Group, Inc.	743,750
6,000	City National Corporation	389,700
16,400	Colonial BancGroup, Inc.	335,380
9,600	Commerce Bancorp, Inc. ***	529,920
15,100	Compass Bancshares, Inc.	661,682
6,300	Cullen/Frost Bankers, Inc.	292,761

10,400	FirstMerit Corporation	273,572
6,300	Greater Bay Bancorp ***	181,125
19,100	Hibernia Corporation, Class A	504,431
9,700	Mercantile Bankshares Corporation	465,212
4,300	Silicon Valley Bancshares †	159,831
17,200	TCF Financial Corporation	520,988
3,900	Westamerica Bancorporation	214,071
8,200	Wilmington Trust Corporation	296,922

		6,312,996

Commercial Services & Supplies — 4.5%
10,900	ADESA, Inc. †	179,087
3,100	Banta Corporation	123,225
6,996	Brink's Company (The)	211,069
12,500	Career Education Corporation †	355,375
10,900	ChoicePoint, Inc. †	464,885
11,100	Copart, Inc. †	210,123
11,100	Corinthian Colleges, Inc. †	149,628
8,700	DeVry, Inc. ***,†	180,177
8,600	Dun & Bradstreet Corporation †	504,820
9,000	Education Management Corporation †	239,760
8,900	Herman Miller, Inc. ***	219,385
7,200	HNI Corporation	284,976
5,600	ITT Educational Services, Incorporated ***,†	201,880
4,300	Kelly Services, Inc., Class A	114,853
4,700	Korn/Ferry International ***,†	85,681
5,600	Laurcate Education, Inc. †	208,432
11,100	Manpower, Inc.	493,839
18,700	Republic Services, Inc.	556,512
5,550	Rollins, Inc.	134,810
7,700	Sotheby's Holdings, Inc., Class A †	121,044
5,600	Stericycle, Inc. †	257,040
9,500	United Rentals, Inc. †	150,955

		5,447,556

Communications Equipment — 1.8%
48,400	3Com Corporation †	204,248
9,800	ADTRAN, Inc.	222,264
10,800	Advanced Fibre Communications, Inc. †	171,720
6,027	Avocent Corporation †	156,883
6,700	CommScope, Inc. ***,†	144,720
8,200	Harris Corporation	450,508
5,900	Plantronics, Inc.	255,116
12,300	Polycom, Inc. †	243,786
12,800	Powerwave Technologies, Inc. ***,†	78,848
14,000	UTStarcom, Inc. ***	225,540

		2,153,633

Computers & Peripherals — 1.3%
8,900	Diebold, Inc.	415,630
4,400	Imation Corporation	156,596
14,500	McDATA Corporation, Class A ***,†	72,935
22,200	Quantum Corporation ***,†	51,282
19,900	SanDisk Corporation ***,†	579,488
13,800	Storage Technology Corporation †	348,588

		1,624,519

Construction Materials — 0.2%
5,900	Martin Marietta Materials, Inc.	267,093

Construction & Engineering — 0.5%
5,950	Dycom Industries, Inc. †	168,920
5,150	Granite Construction, Inc. ***	123,085
6,900	Jacobs Engineering Group, Inc. †	264,201
14,400	Quanta Services, Inc. ***,†	87,120

		643,326

Consumer Finance — 0.5%
19,400	AmeriCredit Corporation ***,†	405,072
10,900	Money Gram International, Inc.	186,172

		591,244

Containers & Packaging — 0.6%
6,300	Longview Fibre Company	96,075
13,100	Packaging Corporation of America	320,557
12,000	Sonoco Products Company	317,280

		733,912

Diversified Financial Services — 0.5%
6,100	GATX Corporation	162,626
8,700	Leucadia National Corporation ***	492,855

		655,481

Diversified Telecommunication Services — 0.1%
30,200	Cincinnati Bell, Inc. †	105,398

Electric Utilities — 3.5%
633	ALLETE, Inc.	20,573
13,900	Alliant Energy Corporation	345,832
4,000	Black Hills Corporation ***	111,120
15,600	DPL, Inc.	321,048
9,400	Duquesne Light Holdings, Inc. ***	168,824
9,100	Great Plains Energy, Inc. ***	265,265

9,900	Hawaiian Electric Industries, Inc. ***	262,746
4,700	Idacorp, Inc. ***	136,582
15,800	Northeast Utilities	306,362
6,500	NSTAR ***	319,150
10,800	OGE Energy Corporation	272,484
22,771	Pepco Holdings, Inc.	453,143
7,400	PNM Resources, Inc.	166,574
12,200	Puget Energy, Inc.	276,940
10,500	Westar Energy, Inc.	212,100
14,600	Wisconsin Energy Corporation	465,740
4,600	WPS Resources Corporation	206,954

		4,311,437

Electrical Equipment — 0.6%
8,300	AMETEK, Inc.	251,656
7,500	Hubbell Incorporated, Class B	336,225
7,200	Thomas & Betts Corporation †	193,104

		780,985

Electronic Equipment & Instruments — 2.1%
10,800	Amphenol Corporation, Class A†	369,738
14,200	Arrow Electronics, Inc. †	320,636
14,874	Avnet, Inc. †	254,643
10,300	CDW Corporation	597,709
10,600	KEMET Corporation ***,†	85,754
9,700	National Instruments Corporation ***	293,619
5,200	Newport Corporation †	59,644
5,300	Plexus Corporation ***,†	58,512
7,100	Tech Data Corporation †	273,705
20,427	Vishay Intertechnology, Inc. †	263,508

		2,577,468

Energy Equipment & Services — 4.2%
6,800	Cooper Cameron Corporation †	372,912
18,600	ENSCO International Incorporated	607,662
8,291	FMC Technologies, Inc. †	276,919
15,025	Grant Prideco, Inc. †	307,862
9,500	Hanover Compressor Company †	127,775
6,200	Helmerich & Payne, Inc.	177,878
10,600	National-Oilwell, Inc. ***,†	348,316
20,500	Patterson-UTI Energy, Inc.	390,935
16,700	Pride International, Inc. †	330,493
12,800	Smith International, Inc. †	777,344
7,500	Tidewater, Inc.	244,125
11,940	Varco International, Inc. †	320,231
16,275	Weatherford International, Ltd. †	830,351

		5,112,803

Food & Staples Retailing — 0.8%
8,600	BJ's Wholesale Club, Inc. †	235,124
5,700	Ruddick Corporation	111,948
7,600	Whole Foods Market, Inc.	652,004

		999,076

Food Products — 2.3%
19,292	Dean Foods Company †	579,146
17,000	Hormel Foods Corporation	455,260
7,183	J.M. Smucker Company (The)	318,997
4,400	Lancaster Colony Corporation	185,526
13,700	Smithfield Foods, Inc. †	342,500
6,457	Tootsie Roll Industries, Inc. ***	188,673
43,350	Tyson Foods, Inc., Class A	694,467

		2,764,569

Gas Utilities — 0.3%
8,000	AGL Resources, Inc.	246,160
6,000	WGL Holdings, Inc.	169,560

		415,720

Health Care Equipment & Supplies — 2.6%
7,600	Beckman Coulter, Inc.	426,512
13,600	Cytyc Corporation †	328,440
9,900	Dentsply International, Inc.	514,206
7,300	Edwards Lifesciences Corporation †	244,550
7,700	Hillenbrand Industries, Inc.	389,081
4,400	INAMED Corporation †	209,748
8,500	STERIS Corporation †	186,490
4,300	Varian, Inc. †	162,841
16,800	Varian Medical Systems, Inc. †	580,776
6,000	VISX, Inc. †	123,600

		3,166,244

Health Care Providers & Services — 4.1%
6,100	Apria Healthcare Group, Inc. †	166,225
12,200	Community Health Systems, Inc. †	325,496
7,700	Covance, Inc. †	307,769
10,950	Coventry Health Care, Inc. †	584,401
11,250	First Health Group Corporation †	181,013
13,900	Health Net, Inc., Class A †	343,608
5,400	Henry Schein, Inc. †	336,474
4,700	LifePoint Hospitals, Inc. ***,†	141,047
12,200	Lincare Holdings, Inc. †	362,462
12,800	Omnicare, Inc.	363,008
10,600	PacifiCare Health Systems, Inc. ***,†	389,020
8,400	Patterson Companies, Inc. ***,†	643,104

8,250	Renal Care Group, Inc. †	265,898
9,369	Triad Hospitals, Inc. †	322,668
7,200	Universal Health Services, Inc., Class B	313,200

		5,045,393

Hotels, Restaurants & Leisure — 3.4%
10,100	Applebee’s International, Inc.	255,328
4,300	Bob Evans Farms, Inc.	116,788
10,600	Boyd Gaming Corporation	298,390
11,050	Brinker International, Inc. †	344,208
38,100	Caesars Entertainment, Inc. †	636,270
6,000	CBRL Group, Inc.	216,480
6,400	Cheesecake Factory Incorporated (The) ***,†	277,760
14,600	Gtech Holdings Corporation	369,672
6,600	International Speedway Corporation, Class A	329,340
7,500	Krispy Kreme Doughnuts, Inc. ***,†	94,950
8,300	Mandalay Resort Group	569,795
9,150	Outback Steakhouse, Inc.	379,999
8,200	Ruby Tuesday, Inc.	228,534
11,500	Six Flags, Inc. ***,†	62,560

		4,180,074

Household Durables — 4.1%
8,400	American Greetings Corporation, Class A †	211,008
5,000	Blyth, Inc. ***	154,500
28,675	D.R. Horton, Inc.	949,429
6,750	Furniture Brands International, Inc. ***	169,290
8,100	Harman International Industries, Inc.	872,775
7,500	Hovnanian Enterprises, Inc., Class A †	300,750
19,200	Lennar Corporation, Class A	913,920
8,250	Mohawk Industries, Inc. †	654,968
3,000	Ryland Group, Inc. (The)	277,980
9,100	Toll Brothers, Inc. ***,†	421,603
7,200	Tupperware Corporation ***	122,256

		5,048,479

Household Products — 0.5%
7,650	Church & Dwight, Inc.	214,659
9,600	Energizer Holdings, Inc. †	442,560

		657,219

Industrial Conglomerates — 0.4%
3,800	Carlisle Companies, Inc.	242,934
4,900	Teleflex, Inc.	208,250

		451,184

Information Technology Services — 2.8%
10,600	Acxiom Corporation	251,644
9,900	Alliance Data Systems Corporation †	401,544
14,800	BISYS Group, Inc. (The) †	216,228
18,300	Ceridian Corporation †	336,903
7,800	Certegy, Inc.	290,238
10,700	CheckFree Corporation †	296,069
16,200	Cognizant Technology Solutions Corporation, Class A †	494,262
6,400	CSG Systems International, Inc. †	98,624
10,400	DST Systems, Inc. †	462,488
13,300	Gartner, Inc., Class A ***,†	155,477
7,600	Keane, Inc. ***,†	116,736
12,900	MPS Group, Inc. †	108,489
10,371	Titan Corporation †	144,883

		3,373,585

Insurance — 4.5%
6,500	Allmerica Financial Corporation †	174,720
9,000	American Financial Group, Inc. ***	269,010
4,800	AmerUs Group Co. ***	196,800
11,200	Arthur J. Gallagher & Company ***	371,056
8,500	Brown & Brown, Inc.	388,450
6,850	Everest Re Group, Ltd.	509,160
21,377	Fidelity National Financial, Inc.	814,464
11,000	First American Corporation	339,130
7,900	HCC Insurance Holdings, Inc.	238,185
5,300	Horace Mann Educators Corporation	93,174
7,500	Ohio Casualty Corporation ***,†	156,975
22,425	Old Republic International Corporation	561,298
8,500	Protective Life Corporation	334,135
3,600	StanCorp Financial Group, Inc.	256,320
8,400	Unitrin, Inc.	349,188
10,350	W.R. Berkley Corporation	436,356

		5,488,421

Internet Software & Services — 0.0% #
6,900	Retek, Inc. †	31,464

Leisure Equipment & Products — 0.1%
9,300	Callaway Golf Company ***	98,301

Machinery — 2.2%
11,100	AGCO Corporation †	251,082
10,600	Donaldson Company, Inc. ***	300,934
5,900	Federal Signal Corporation ***	109,622
6,650	Flowserve Corporation †	160,797
8,550	Graco, Inc.	286,425
5,100	Harsco Corporation	228,990
4,450	Kennametal, Inc.	200,917
4,400	Nordson Corporation	151,052
12,300	Pentair, Inc.	429,393
9,360	SPX Corporation	331,344
2,300	Tecumseh Products Company, Class A ***	96,301
5,800	Trinity Industries, Inc. ***	180,786

		2,727,643

Marine — 0.1%
5,200	Alexander & Baldwin, Inc.	176,488

Media — 2.7%
14,100	Belo Corp., Class A	317,814
6,400	Catalina Marketing Corporation ***	147,712
6,850	Emmis Communications Corporation, Class A †	123,711
6,100	Entercom Communications Corporation †	199,226
10,700	Harte-Hanks, Inc.	267,607
5,500	Lee Enterprises Incorporated	254,870
2,900	Media General, Inc., Class A	162,255
12,200	Readers Digest Association, Inc. (The)	177,998
4,860	Scholastic Corporation †	150,125
6,400	Valassis Communications, Inc. †	189,312
1,217	Washington Post Company (The), Class B ***	1,119,640
12,000	Westwood One, Inc. †	237,240

		3,347,510

Metals & Mining — 0.6%
6,700	Arch Coal, Inc.	237,783
7,900	Peabody Energy Corporation	470,050

		707,833

Multiline Retail — 0.9%
8,533	99 Cents Only Stores ***,†	121,424
13,999	Dollar Tree Stores, Inc. †	377,273
6,100	Neiman Marcus Group, Inc. (The), Class A	350,750
17,592	Saks, Inc.	211,984

		1,061,431

Multi-Utilities & Unregulated Power — 2.7%
29,000	Aquila, Inc. ***,†	90,480
18,050	Energy East Corporation	454,499
7,700	Equitable Resources, Inc.	418,187
14,350	MDU Resources Group, Inc.	377,836
10,100	National Fuel Gas Company ***	286,133
12,600	ONEOK, Inc.	327,852
10,300	Questar Corporation	471,946
13,650	SCANA Corporation ***	509,691
14,436	Sierra Pacific Resources ***,†	129,202
9,366	Vectren Corporation	235,836

		3,301,662

Office Electronics — 0.4%
8,800	Zebra Technologies Corporation, Class A †	536,888

Oil & Gas — 4.0%
7,200	Forest Oil Corporation †	216,864
11,300	Murphy Oil Corporation	980,501
7,700	Newfield Exploration Company †	471,548
7,100	Noble Energy, Inc.	413,504
4,800	Overseas Shipholding Group, Inc.	238,272
17,850	Pioneer Natural Resources Company	615,468
9,483	Plains Exploration & Production Company †	226,264
7,900	Pogo Producing Company	374,855
9,100	Western Gas Resources, Inc. ***	260,169
31,825	XTO Energy Inc.	1,033,676

		4,831,121

Paper & Forest Products — 0.4%
6,800	Bowater, Inc.	259,692
5,400	P.H. Glatfelter Company	66,906
3,600	Potlatch Corporation ***	168,516

		495,114

Pharmaceuticals — 1.8%
12,850	Barr Pharmaceuticals, Inc. †	532,375
30,725	IVAX Corporation †	588,384
4,200	Par Pharmaceutical Companies, Inc. ***,†	150,906
8,700	Perrigo Company	178,785
10,750	Sepracor, Inc. †	524,385
10,300	Valeant Pharmaceuticals International	248,436

		2,223,271

Real Estate — 2.5%
10,200	AMB Property Corporation, REIT	377,604
12,600	Developers Diversified Realty Corporation, REIT	493,164
6,600	Highwoods Properties, Inc., REIT	162,426
8,300	Hospitality Properties Trust, REIT	352,667
10,400	Liberty Property Trust, REIT	414,336
7,500	Mack-Cali Realty Corporation, REIT	332,250
12,600	New Plan Excel Realty Trust, REIT ,***	315,000
6,132	Rayonier, Inc., REIT	277,412
15,700	United Dominion Realty Trust, Inc., REIT	311,331

		3,036,190

Road & Rail — 0.3%
9,950	Swift Transportation Company, Inc. ***,†	167,359
9,800	Werner Enterprises, Inc.	189,238

		356,597

Semiconductors & Semiconductor Equipment — 3.1%
58,500	Atmel Corporation †	211,770
3,080	Cabot Microelectronics Corporation ***,†	111,650
11,850	Credence Systems Corporation ***,†	85,320
9,100	Cree, Inc. ***,†	277,823
15,400	Cypress Semiconductor Corporation ***,†	136,136
14,660	Fairchild Semiconductor International, Inc. †	207,732
8,900	Integrated Circuit Systems, Inc. †	191,350
13,100	Integrated Device Technology, Inc. †	124,843
8,100	International Rectifier Corporation †	277,830
18,500	Intersil Corporation, Class A	294,705
16,500	Lam Research Corporation †	361,020
13,900	Lattice Semiconductor Corporation †	68,249
7,500	LTX Corporation ***,†	40,575
11,325	Micrel, Inc. ***,†	117,893
25,286	Microchip Technology, Inc.	678,676
23,000	RF Micro Devices, Inc. ***,†	145,820
9,100	Semtech Corporation †	174,447
6,400	Silicon Laboratories, Inc. ***,†	211,776
16,775	TriQuint Semiconductor, Inc. ***,†	65,423

		3,783,038

Software — 2.6%
16,937	Activision, Inc. †	234,916
4,100	Advent Software, Inc. †	69,003
7,350	Ascential Software Corporation †	99,005
33,100	Cadence Design Systems, Inc. †	431,624
8,700	Fair Isaac Corporation	254,040
11,100	Jack Henry & Associates, Inc.	208,347
8,500	Macromedia, Inc. †	170,680
6,100	Macrovision Corporation †	146,888
19,250	McAFEE, Inc. †	386,925
8,800	Mentor Graphics Corporation ***,†	96,492
7,900	Reynolds & Reynolds Company (The), Class A	194,893
7,800	RSA Security, Inc. ***,†	150,540
11,700	Sybase, Inc. †	161,343
19,100	Synopsys, Inc. †	302,353
4,600	Transaction Systems Architects, Inc., Class A †	85,491
10,050	Wind River Systems, Inc. ***,†	122,610

		3,115,150

Specialty Retail — 5.4%
11,700	Abercrombie & Fitch Co., Class A	368,550
6,800	Aeropostale, Inc. †	178,160
8,800	American Eagle Outfitters, Inc.	324,280
8,800	AnnTaylor Stores Corporation †	205,920
8,500	Barnes & Noble, Inc. †	314,500
9,500	Borders Group, Inc.	235,600
12,800	CarMax, Inc. ***,†	275,840
11,000	Chico's FAS, Inc. †	376,200
12,200	Claire's Stores, Inc.	305,488
19,100	Foot Locker, Inc.	452,670
8,400	Michaels Stores, Inc.	497,364
6,700	O'Reilly Automotive, Inc. ***,†	256,543
9,100	Pacific Sunwear of California, Inc. †	191,555
8,400	Payless Shoesource, Inc. †	85,092
17,800	PETsMART, Inc.	505,342
10,800	Pier 1 Imports, Inc.	195,264
5,400	Regis Corporation	217,188
9,700	Rent-A-Center, Inc. †	250,842
18,100	Ross Stores, Inc.	424,264
9,900	Urban Outfitters, Inc. †	340,560
14,300	Williams-Sonoma, Inc. †	536,965

		6,538,187

Textiles, Apparel & Luxury Goods — 0.2%
	4,300	Timberland Company (The), Class A †	244,240

Thrifts & Mortgage Finance — 2.7%
	9,400	Astoria Financial Corporation	333,606
	10,200	Independence Community Bank Corporation	398,310
	7,500	IndyMac Bancorp, Inc.	271,500
	32,570	New York Community Bancorp, Inc. ***	668,988
	11,800	PMI Group, Inc. (The)	478,844
	11,400	Radian Group, Inc.	527,022
	9,680	Washington Federal, Inc.	243,452
	6,500	Webster Financial Corporation	321,035

			3,242,757

Tobacco — 0.1%
	3,100	Universal Corporation	138,384

Trading Companies & Distributors — 0.4%
	9,300	Fastenal Company ***	535,680

Water Utilities — 0.2%
	11,400	Aqua America, Inc.	252,054

Wireless Telecommunication Services — 0.5%
	7,100	Telephone & Data Systems, Inc.	597,607

TOTAL COMMON STOCKS (Cost $104,897,230)			119,256,043

Principal
Amount
U.S. TREASURY BILL — 0.4% (Cost $496,776)
	$500,000	1.670%, due 2/17/2005††,†††	496,776

REPURCHASE AGREEMENT(c) — 1.5% (Cost $1,855,000)
	1,855,000	Agreement with State Street Bank and Trust Company, 1.700% dated 09/30/2004, to be repurchased at $1,855,088 on 10/01/2004, collateralized by $1,650,000 FNMA, 6.250% maturing 05/15/2029 (value $1,893,375)	1,855,000

Shares
COLLATERAL FOR SECURITIES ON LOAN (d) — 15.6% (Cost $19,000,152)
	19,000,152	State Street Navigator Securities Lending Trust-Prime Portfolio**	19,000,152

TOTAL INVESTMENTS — 115.1% (Cost $126,249,158*)			$140,607,971

(a)	All percentages are based on net assets of the Munder S&P® MidCap Index Equity Fund (the “Fund”) as of September 30, 2004.
(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities are generally valued at the last quoted sales price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities for which the last quoted sales price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Securities for which current market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. In certain circumstances, however, securities held by the Fund may be valued using the last reported market quotation, if using such market quotation will not materially affect the Fund’s net asset value. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or prices of comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.
(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.
*	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $20,997,376 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $6,638,563 and net appreciation for financial reporting purposes was $14,358,813. At September 30, 2004, aggregate cost for financial reporting purposes was $126,249,158.
**	As of September 30, 2004 the market value of the securities on loan is $18,632,710.
***	Security, or a portion thereof, is on loan.
†	Non-income producing security.
††	Rate represents annualized yield at date of purchase.
†††	Security pledged as collateral for futures contracts.
#	Amount represents less than 0.1% of net assets.

ABBREVIATION:
FNMA — Federal National Mortgage Association REIT — Real Estate Investment Trust

Munder S&P® SmallCap Index Equity Fund
          Portfolio of Investments, September 30, 2004 (Unaudited)(a)

Shares		Value (b)
COMMON STOCKS — 98.1%
Aerospace & Defense — 2.5%
8,010	AAR Corporation ***,†	$99,725
2,800	Applied Signal Technology, Inc.	89,572
8,200	Armor Holdings, Inc. †	341,202
6,600	Cubic Corporation ***	151,140
5,200	Curtiss-Wright Corporation	297,596
6,800	DRS Technologies, Inc. †	254,592
5,000	EDO Corporation ***	138,750
6,525	Engineered Support Systems, Inc. ***	297,801
5,325	Esterline Technologies Corporation ***,†	162,892
11,090	Gencorp, Inc. ***	150,269
4,300	InVision Technologies, Inc. ***,†	193,457
5,760	Kaman Corporation, Class A	68,774
5,300	Mercury Computer Systems, Inc. †	142,676
6,350	Moog, Inc., Class A †	230,505
8,150	Teledyne Technologies, Inc. †	204,076
4,000	Triumph Group, Inc. †	135,320

		2,958,347

Airlines — 0.3%
11,420	FLYi, Inc. ***,†	44,652
8,900	Frontier Airlines, Inc. ***,†	68,352
7,960	Mesa Air Group, Inc. ***,†	40,596
14,600	SkyWest, Inc. ***	219,730

		373,330

Air Freight & Logistics — 0.5%
11,100	EGL, Inc. †	335,886
5,400	Forward Air Corporation †	216,108

		551,994

Automobiles — 0.6%
3,880	Coachmen Industries, Inc. ***	61,226
13,750	Fleetwood Enterprises, Inc. ***,†	208,725
7,390	Monaco Coach Corporation	159,994
8,480	Winnebago Industries, Inc. ***	293,747

		723,692

Auto Components — 0.1%
3,800	Midas, Inc. †	61,560
4,950	Standard Motor Products, Inc. ***	74,795
14,570	Tower Automotive, Inc. ***,†	30,451

		166,806

Biotechnology — 0.6%
7,250	ArQule, Inc. ***,†	33,495
7,626	Enzo Biochem, Inc. ***	114,390
13,960	Regeneron Pharmaceuticals, Inc. ***,†	121,173
15,020	Savient Pharmaceuticals, Inc. †	34,546
10,200	Techne Corporation †	389,436

		693,040

Building Products — 1.0%
6,920	Apogee Enterprises, Inc.	89,476
4,990	ElkCorp	138,522
7,252	Griffon Corporation †	153,017
14,622	Lennox International, Inc.	218,453
5,920	Simpson Manufacturing Co., Inc.	374,144
4,490	Universal Forest Products, Inc.	153,558

		1,127,170

Capital Markets — 0.4%
10,400	Investment Technology Group, Inc. †	159,120
4,900	Piper Jaffray Companies, Inc. †	193,991
4,315	SWS Group, Inc.	69,385

		422,496

Chemicals — 1.9%
7,600	A. Schulman, Inc.	167,504
5,700	Arch Chemicals, Inc.	162,735
6,500	Cambrex Corporation ***	142,675
8,200	Georgia Gulf Corporation	365,638
7,200	H.B. Fuller Company	197,280
8,400	Headwaters, Incorporated ***,†	259,224
7,610	Macdermid, Inc.	220,386
3,620	Material Sciences Corporation	48,834
7,170	OM Group, Inc. †	262,135
10,090	Omnova Solutions, Inc. †	60,843
2,190	Penford Corporation	38,128
22,900	PolyOne Corporation †	172,208
2,370	Quaker Chemical Corporation	57,235
8,000	Wellman, Inc. ***	67,840

		2,222,665

Commercial Banks — 6.2%
6,700	Boston Private Financial Holdings, Inc. ***	167,232
11,515	Chittenden Corporation	313,784
7,600	Community Bank System, Inc. ***	190,988

9,240	Community First Bankshares, Inc.	296,234
12,600	East West Bancorp, Inc.	423,234
9,955	First BanCorp	480,827
11,537	First Midwest Bancorp, Inc.	398,719
4,000	First Republic Bank	184,000
10,000	Gold Banc Corporation, Inc. ***	134,900
11,278	Hudson United Bancorp	415,594
7,100	Irwin Financial Corporation ***	183,322
5,000	PrivateBancorp, Inc.	134,800
8,179	Provident Bankshares Corporation	274,405
15,900	Republic Bancorp, Inc.	244,860
7,240	Riggs National Corporation ***	160,728
17,630	South Financial Group, Inc.	497,166
17,200	Southwest Bancorporation of Texas, Inc.	346,408
11,225	Sterling Bancshares, Inc. ***	150,976
11,490	Susquehanna Bancshares, Inc.	282,654
18,441	TrustCo Bank Corporation NY ***	236,414
11,200	UCBH Holdings, Inc.	437,584
10,900	Umpqua Holdings Corporation ***	245,904
10,740	United Bankshares, Inc.	372,141
10,245	Whitney Holding Corporation	430,290
5,000	Wintrust Financial Corporation	286,400

		7,289,564

Commercial Services & Supplies — 4.1%
12,200	ABM Industries, Inc.	245,830
6,500	Administaff, Inc. †	76,050
2,260	Angelica Corporation	56,229
8,790	Bowne & Company, Inc.	114,182
5,920	Brady Corporation, Class A	288,718
4,970	CDI Corporation	101,885
9,080	Central Parking Corporation ***	120,038
5,400	Coinstar, Inc. ***,†	125,820
3,440	Consolidated Graphics, Inc. ***,†	144,136
2,010	CPI Corporation	26,633
5,230	G & K Services, Inc., Class A	207,840
4,600	Heidrick & Struggles International, Inc. ***,†	132,572
4,200	Imagistics International, Inc. ***,†	141,120
2,920	Insurance Auto Auctions, Inc. ***,†	50,078
5,700	Ionics, Inc. ***,†	153,900
6,850	John H. Harland Company ***	214,748
10,420	Labor Ready, Inc. ***,†	146,088
2,700	MemberWorks, Inc. ***,†	70,848
3,600	Mobile Mini, Inc. ***,†	89,280
7,900	NCO Group, Inc. †	212,905
6,450	On Assignment, Inc. †	28,638
4,130	Pre-Paid Legal Services, Inc. ***,†	106,058
15,410	PRG-Schultz International, Inc. ***,†	88,453
5,600	School Specialty, Inc. †	220,696
3,900	SOURCECORP, Inc. †	86,346
15,140	Spherion Corporation †	118,395
7,200	Standard Register Company	75,600
14,000	Tetra Tech, Inc. †	177,380
8,300	United Stationers, Inc. ***,†	360,220
5,500	Viad Corp	130,515
3,820	Volt Information Sciences, Inc. †	109,901
11,900	Waste Connections, Inc. †	376,992
8,100	Watson Wyatt & Company Holdings, Class A	213,030

		4,811,124

Communications Equipment — 1.4%
27,300	Adaptec, Inc. †	207,480
5,800	Audiovox Corporation, Class A ***,†	97,672
2,800	Bel Fuse, Inc., Class B	92,624
11,727	Belden CDT Inc.	255,648
4,320	Black Box Corporation ***	159,624
3,300	Brooktrout, Inc. ***,†	29,898
10,620	C-COR.net Corporation †	89,739
5,410	Digi International, Inc. †	61,836
18,000	Harmonic, Inc. ***,†	119,700
6,340	Inter-Tel, Inc.	137,071
6,060	Network Equipment Technologies, Inc. ***,†	40,057
5,200	PC-Tel, Inc. †	42,952
3,900	SCM Microsystems, Inc. ***,†	10,686
11,265	Symmetricom, Inc. †	106,567
3,400	Tollgrade Communications, Inc. †	29,886
6,600	ViaSat, Inc. †	132,660

		1,614,100

Computers & Peripherals — 0.7%
8,370	Avid Technology, Inc. †	392,302
6,600	Hutchinson Technology, Inc. ***,†	176,418
17,100	Pinnacle Systems, Inc.	71,307
3,800	SBS Technologies, Inc. †	46,360
6,200	Synaptics Incorporated ***,†	124,992

		811,379

Construction Materials — 0.7%
10,882	Florida Rock Industries, Inc.	533,109
5,350	Texas Industries, Inc. ***	275,204

		808,313

Construction & Engineering — 0.6%
3,800	EMCOR Group, Inc. †	142,956
6,720	Insituform Technologies, Inc., Class A †	125,462
15,800	Shaw Group, Inc. ***,†	189,600
10,780	URS Corporation †	287,611

		745,629

Consumer Finance — 0.3%
7,030	Cash America International, Inc.	171,954
6,100	Rewards Network, Inc. ***,†	40,687
4,600	World Acceptance Corporation †	106,950

		319,591

Containers & Packaging — 0.7%
9,170	AptarGroup, Inc.	403,205
7,110	Caraustar Industries, Inc. ***,†	119,235
4,800	Chesapeake Corporation	115,296
8,410	Myers Industries, Inc.	92,089
8,800	Rock-Tenn Company, Class A	138,512

		868,337

Distributors — 0.0%#
4,800	Advanced Marketing Services, Inc. ***	51,792

Diversified Financials — 0.1%
4,300	Financial Federal Corporation ***,†	161,164

Diversified Telecommunication Services — 0.3%
5,200	Commonwealth Telephone Enterprises, Inc. ***,†	226,460
14,230	General Communication, Inc., Class A †	128,782

		355,242

Electric Utilities — 1.1%
7,400	ALLETE, Inc.	240,500
2,970	Central Vermont Public Service	59,727
3,980	CH Energy Group, Inc. ***	182,284
11,700	Cleco Corporation ***	201,708
11,900	El Paso Electric Company †	191,233
1,220	Green Mountain Power Corporation	31,781
3,690	UIL Holdings Corporation ***	181,511
8,500	UniSource Energy Corporation ***	206,975

		1,295,719

Electrical Equipment — 1.7%
7,330	A.O. Smith Corporation ***	178,485
10,600	Acuity Brands, Inc.	251,962
9,810	Artesyn Technologies, Inc. †	97,904
8,260	Baldor Electric Company	195,431
6,280	C&D Technologies, Inc.	119,446
6,400	Intermagnetics General Corporation ***,†	148,160
7,100	MagneTek, Inc. ***,†	53,037
6,100	Regal Beloit Corporation ***	147,559
9,220	Roper Industries, Inc.	529,781
10,570	Vicor Corporation ***	106,863
2,800	Woodward Governor Company	188,972

		2,017,600

Electronic Equipment & Instruments — 4.5%
18,450	Aeroflex, Inc. †	195,017
8,090	Agilysys, Inc. ***	139,876
9,150	Anixter International, Inc.	321,073
3,700	BEI Technologies, Inc.	101,380
7,000	Bell Microproducts, Inc. ***,†	54,320
10,240	Benchmark Electronics, Inc. †	305,152
9,420	Checkpoint Systems, Inc. †	146,669
11,350	Cognex Corporation ***	297,370
7,570	Coherent, Inc. †	196,366
9,060	CTS Corporation ***	114,156
4,700	Daktronics, Inc. ***,†	114,915
5,310	Dionex Corporation †	290,457
7,100	Electro Scientific Industries, Inc. ***,†	123,185
8,300	FLIR Systems, Inc. ***,†	485,550
5,500	Gerber Scientific, Inc. †	36,245
5,700	Global Imaging Systems, Inc. †	177,156
5,160	Itron, Inc. ***,†	90,042
3,900	Keithley Instruments, Inc.	68,055
5,600	Littelfuse, Inc. †	193,368
8,830	Methode Electronics, Inc., Class A ***	112,936
4,995	Park Electrochemical Corporation	105,894
9,880	Paxar Corporation †	224,078
4,100	Photon Dynamics, Inc. †	83,230
3,600	Planar Systems, Inc. ***,†	40,356
4,600	RadiSys Corporation ***,†	64,170
4,100	Rogers Corporation †	174,209
3,100	ScanSource, Inc. †	197,780
10,120	Technitrol, Inc. †	197,340
12,755	Trimble Navigation Ltd. †	403,058
7,400	Veeco Instruments, Inc. ***,†	155,178
5,210	X-Rite, Inc.	75,910

		5,284,491

Energy Equipment & Services — 3.0%
3,500	Atwood Oceanics, Inc. †	166,390
9,500	Cal Dive International, Inc. ***,†	338,390
3,900	CARBO Ceramics, Inc.	281,346
4,400	Dril-Quip, Inc. ***,†	98,120
5,800	Hydril Company †	249,110
18,930	Input/Output, Inc. ***,†	195,168
7,200	Lone Star Technologies, Inc. †	272,160
10,600	Maverick Tube Corporation ***,†	326,586
6,310	Oceaneering International, Inc. †	232,461
5,660	Offshore Logistics, Inc. †	194,817
4,515	SEACOR Holdings, Inc. †	211,076
5,490	TETRA Technologies, Inc. †	170,465
11,450	Unit Corporation †	401,666
8,350	Veritas DGC Inc. †	190,213
6,900	W H Energy Services, Inc. †	143,175

		3,471,143

Food & Staples Retailing — 1.0%
12,420	Casey's General Stores, Inc. ***	230,888
9,700	Great Atlantic & Pacific Tea Company, Inc. (The) ***,†	59,170
9,400	Longs Drug Stores Corporation ***	227,480
3,090	Nash Finch Company ***	97,180
11,540	Performance Food Group Company ***,†	273,498
9,880	United Natural Foods, Inc. †	262,808

		1,151,024

Food Products — 1.6%
4,500	American Italian Pasta Company, Class A ***	117,675
9,100	Corn Products International, Inc. ***	419,510
9,650	Delta & Pine Land Company	258,137
11,000	Flowers Foods, Inc.	284,350
9,100	Hain Celestial Group, Inc. †	160,888
2,170	J&J Snack Foods Corporation †	93,050
7,400	Lance, Inc.	119,510
7,330	Ralcorp Holdings, Inc.	264,613
5,000	Sanderson Farms, Inc. ***	167,250

		1,884,983

Gas Utilities — 2.3%
15,550	Atmos Energy Corporation ***	391,705
2,850	Cascade Natural Gas Corporation	60,506
5,200	Laclede Group, Inc. ***	151,996
6,880	New Jersey Resources Corporation	284,832
6,810	Northwest Natural Gas Company	216,081
4,050	NUI Corporation ***	54,027
9,550	Piedmont Natural Gas, Inc. ***	419,627
20,365	Southern Union Company	417,482
8,640	Southwest Gas Corporation	206,928
12,650	UGI Corporation	471,339

		2,674,523

Health Care Equipment & Supplies — 5.8%
8,900	Advanced Med Optics, Inc. †	352,173
8,400	American Medical Systems Holdings, Inc. †	304,668
3,440	Analogic Corporation ***	143,414
5,400	ArthroCare Corp. ***,†	158,166
6,100	BioLase Technology, Inc. ***	49,776
3,900	Biosite, Inc. ***,†	190,944
7,330	CONMED Corporation †	192,779
8,160	Cooper Companies, Inc.	559,368
5,900	Cyberonics, Inc. ***,†	120,714
3,720	Datascope Corporation ***	138,756
7,240	Diagnostic Products Corporation	295,899
5,400	dj Orthopedics, Inc. †	95,310
6,300	Haemonetics Corporation †	206,892
5,020	Hologic, Inc. †	96,735
3,400	ICU Medical, Inc. ***,†	88,536
8,490	Idexx Laboratories, Inc. †	430,782
7,499	Immucor, Inc. †	185,600
7,100	Integra LifeSciences Holding Corporation †	227,981
7,850	Invacare Corporation	361,100
2,900	Kensey Nash Corporation ***,†	75,951
10,560	Mentor Corporation ***	355,661
6,500	Merit Medical Systems, Inc. ***,†	98,215
4,240	Osteotech, Inc. †	16,706
6,800	PolyMedica Corporation ***	209,440
4,500	Possis Medical, Inc. ***,†	70,470
8,400	ResMed, Inc. ***,†	399,924
8,630	Respironics, Inc. †	461,187
8,000	Sola International, Inc. †	152,400
4,400	SurModics, Inc. ***,†	104,500
9,650	Sybron Dental Specialties, Inc. †	286,508
7,490	Theragenics Corporation †	27,338
7,600	Viasys Healthcare, Inc. †	127,148
3,220	Vital Signs, Inc.	102,976
5,400	Wilson Greatbatch Technologies, Inc. ***,†	96,606

		6,784,623

Health Care Providers & Services — 4.6%
12,075	Accredo Health, Inc. †	284,608
8,100	American Healthways, Inc. ***,†	235,791
6,200	AMERIGROUP Corporation ***,†	348,750

7,650	AmSurg Corporation ***,†	162,027
5,100	Centene Corporation ***,†	217,158
8,950	Cerner Corporation ***,†	387,177
3,030	Chemed Corporation ***	168,892
8,100	Cross Country Healthcare, Inc. ***,†	125,550
5,750	CryoLife, Inc. ***,†	41,745
3,210	Curative Health Services, Inc. ***,†	22,053
10,260	Dendrite International, Inc. †	165,391
6,100	Gentiva Health Services, Inc. †	99,857
16,220	Hooper Holmes, Inc. ***	72,665
4,300	LabOne, Inc. †	125,689
9,060	NDCHealth Corporation	145,413
12,640	OCA, Inc. ***,†	59,914
9,150	Odyssey Healthcare, Inc. ***,†	162,412
9,820	Owens & Minor, Inc.	249,428
6,510	PAREXEL International Corporation †	127,596
5,980	Pediatrix Medical Group, Inc. †	328,003
14,100	Pharmaceutical Product Development, Inc. †	507,600
10,980	Priority Healthcare Corporation, Class B ***,†	221,247
12,350	Province Healthcare Company †	258,362
4,100	RehabCare Group, Inc. ***,†	94,423
6,730	Sierra Health Services, Inc. †	322,569
5,100	Sunrise Senior Living, Inc. ***,†	179,112
6,900	United Surgical Partners International, Inc. ***,†	237,015

		5,350,447

Hotels, Restaurants & Leisure — 3.8%
7,400	Argosy Gaming Company †	290,080
8,600	Aztar Corporation †	227,900
8,600	Bally Total Fitness Holding Corporation ***,†	31,304
9,135	CEC Entertainment, Inc. †	335,711
5,010	IHOP Corporation ***	191,432
9,090	Jack in the Box, Inc. †	288,426
6,980	Landry's Restaurants, Inc.	190,484
5,450	Lone Star Steakhouse & Saloon, Inc.	140,773
7,500	Marcus Corporation (The)	146,025
6,900	Multimedia Games, Inc. ***,†	106,950
5,250	O'Charley's, Inc. ***,†	85,575
6,400	P. F. Chang's China Bistro, Inc. ***,†	310,336
7,540	Panera Bread Company, Class A ***,†	283,052
4,200	Papa John's International, Inc. ***,†	128,856
8,850	Pinnacle Entertainment, Inc. †	122,130
11,080	Prime Hospitality Corporation †	134,844
8,500	RARE Hospitality International, Inc. †	226,525
10,485	Ryan's Restaurant Group, Inc. †	155,597
5,800	Shuffle Master, Inc. ***,†	217,268
14,827	Sonic Corporation †	380,016
6,937	Steak n Shake Company (The) †	118,484
15,900	Triarc Companies, Inc., Class B ***	182,373
7,400	WMS Industries, Inc. ***,†	190,106

		4,484,247

Household Durables — 3.0%
6,000	Applica, Inc. †	24,240
2,930	Bassett Furniture Industries, Inc. ***	55,318
17,750	Champion Enterprises, Inc. ***,†	182,647
3,300	Department 56, Inc. †	53,790
3,570	Enesco Group, Inc. †	24,455
9,250	Ethan Allen Interiors, Inc. ***	321,437
7,640	Fedders Corporation ***	31,248
12,940	Interface, Inc., Class A †	103,779
13,000	La-Z-Boy, Inc.	197,340
3,460	Libbey, Inc.	64,702
8,201	M.D.C. Holdings, Inc.	599,493
3,300	Meritage Corporation †	259,380
1,740	National Presto Industries, Inc.	72,767
1,600	NVR, Inc. †	881,600
5,240	Russ Berrie & Company, Inc.	105,586
2,170	Skyline Corporation	86,908
8,340	Standard Pacific Corporation	470,126

		3,534,816

Household Products — 0.3%
8,600	Rayovac Corporation ***,†	226,610
4,230	WD-40 Company ***	120,978

		347,588

Industrial Conglomerates — 0.2%
3,040	Standex International Corporation	74,480
9,600	Tredegar Corporation	174,720

		249,200

Information Technology Services — 1.5%
7,300	CACI International, Inc. †	385,294

6,000	Carreker Corporation ***,†	45,660
14,950	Ciber, Inc. †	112,424
11,900	eFunds Corporation ***,†	221,221
9,618	Global Payments, Inc. ***	515,044
4,300	Intrado, Inc. ***,†	43,473
8,100	ManTech International Corporation, Class A ***,†	151,632
5,350	MAXIMUS, Inc. †	154,133
5,500	Pegasus Solutions, Inc. ***,†	65,560
3,600	StarTek, Inc. ***	112,896

		1,807,337

Insurance — 2.4%
7,807	Delphi Financial Group, Inc.	313,607
8,900	Hilb Rogal & Hobbs Company ***	322,358
4,500	LandAmerica Financial Group, Inc. ***	204,750
5,600	Philadelphia Consolidated Holding Corporation †	308,672
7,400	Presidential Life Corporation	127,132
7,300	ProAssurance Corporation †	255,646
6,400	RLI Corporation ***	240,320
2,400	SCPIE Holdings, Inc. ***	21,528
6,820	Selective Insurance Group, Inc. ***	253,704
4,500	Stewart Information Services Corporation	177,300
11,500	UICI	376,510
4,800	Zenith National Insurance Corporation	203,088

		2,804,615

Internet & Catalog Retail — 0.3%
12,095	Insight Enterprises, Inc. †	203,680
4,950	J. Jill Group, Inc. †	98,257

		301,937

Internet Software & Services — 0.9%
8,800	Digital Insight Corporation †	119,944
7,500	FindWhat.com, Inc. ***,†	140,475
5,800	j2 Global Communications, Inc. ***,†	183,222
9,450	Netegrity, Inc. †	70,969
11,000	WebEx Communications, Inc. ***,†	240,020
5,700	Websense, Inc. †	237,519
7,920	Zix Corporation ***,†	36,274

		1,028,423

Leisure Equipment & Products — 1.4%
4,490	Action Performance Companies, Inc. ***	45,484
5,140	Arctic Cat, Inc.	133,383
6,490	JAKKS Pacific, Inc. ***,†	149,270
11,670	K2, Inc. ***,†	166,998
4,900	Meade Instruments Corporation ***,†	15,239
8,200	Nautilus Group, Inc. (The) ***	185,238
10,720	Polaris Industries, Inc. ***	598,390
13,105	SCP Pool Corporation ***	350,427
6,780	Sturm Ruger & Company, Inc.	61,088

		1,705,517

Machinery — 5.1%
8,200	Albany International Corporation, Class A	244,442
4,970	Astec Industries, Inc. †	95,026
5,790	Barnes Group, Inc. ***	159,051
6,350	Briggs & Stratton Corporation	515,620
6,370	Clarcor, Inc.	303,658
4,200	CUNO, Inc. †	242,550
4,810	Gardner Denver, Inc. †	132,612
12,435	IDEX Corporation	422,293
10,980	JLG Industries, Inc. ***	184,464
7,100	Kaydon Corporation	204,267
2,930	Lindsay Manufacturing Company	78,612
4,140	Lydall, Inc. †	38,502
6,700	Manitowoc Company, Inc. (The)	237,582
8,900	Milacron, Inc. ***	27,768
8,840	Mueller Industries, Inc.	379,678
8,800	Oshkosh Truck Corporation	502,128
8,070	Reliance Steel & Aluminum Company	320,379
3,680	Robbins & Myers, Inc. ***	80,960
7,200	Stewart & Stevenson Services, Inc. ***	127,224
4,340	Thomas Industries, Inc.	136,276
22,500	Timken Company	553,950
5,680	Toro Company	387,944
5,980	Valmont Industries, Inc. ***	124,803
8,430	Wabash National Corporation ***,†	231,572
7,970	Watts Water Technologies, Inc., Class A	213,994
3,660	Wolverine Tube, Inc. †	42,273

		5,987,628

Marine — 0.2%
6,090	Kirby Corporation †	244,514

Media — 0.7%
3,400	4Kids Entertainment, Inc. ***,†	68,680
7,590	ADVO, Inc.	234,835
7,700	Arbitron, Inc. †	281,897
5,300	Information Holdings, Inc. †	144,319

3,590	Thomas Nelson, Inc.	70,184

		799,915

Metals & Mining — 2.4%
3,880	A.M. Castle & Co. ***,†	39,382
7,300	AMCOL International Corporation ***	139,576
4,660	Brush Engineered Materials, Inc. †	96,509
5,900	Carpenter Technology Corporation	281,666
7,900	Century Aluminum Company †	219,067
2,600	Cleveland-Cliffs, Inc. ***,†	210,262
7,200	Commercial Metals Company	285,984
4,150	Commonwealth Industries, Inc.	38,761
3,970	Imco Recycling, Inc. ***,†	45,258
19,000	Massey Energy Company	549,670
4,090	Quanex Corporation ***	209,735
5,240	RTI International Metals, Inc. †	101,499
6,300	Ryerson Tull, Inc. ***	108,171
12,200	Steel Dynamics, Inc. ***	471,164
3,060	Steel Technologies, Inc. ***	78,388

		2,875,092

Multiline Retail — 0.3%
9,850	Fred's, Inc., Class A ***	176,906
7,400	Shopko Stores, Inc. ***,†	128,834

		305,740

Multi-Utilities & Unregulated Power — 0.6%
12,000	Avista Corporation	217,200
9,100	Energen Corporation	469,105

		686,305

Oil & Gas — 3.0%
8,190	Cabot Oil & Gas Corporation, Class A	367,731
10,300	Cimarex Energy Company †	359,882
6,600	Frontier Oil Corporation	155,826
17,612	Patina Oil & Gas Corporation	520,787
4,100	Petroleum Development Corporation †	179,662
6,810	Remington Oil and Gas Corporation †	178,763
8,950	Southwestern Energy Company †	375,810
8,400	Spinnaker Exploration Company †	294,336
7,120	St. Mary Land & Exploration Company	283,447
6,640	Stone Energy Corporation †	290,566
6,900	Swift Energy Company ***,†	165,324
16,210	Vintage Petroleum, Inc.	325,335

		3,497,469

Paper & Forest Products — 0.5%
9,330	Buckeye Technologies, Inc. †	104,030
3,000	Deltic Timber Corporation	119,370
3,960	Pope & Talbot, Inc.	69,696
3,740	Schweitzer-Mauduit International, Inc.	121,176
12,800	Wausau-Mosinee Paper Corporation	213,120

		627,392

Personal Products — 0.3%
3,710	Natures Sunshine Products, Inc.	56,281
16,600	NBTY, Inc. ***,†	357,896

		414,177

Pharmaceuticals — 1.2%
13,140	Alpharma, Inc., Class A ***	240,331
3,900	Bradley Pharmaceuticals, Inc. ***,†	79,365
14,180	Medicis Pharmaceutical Corporation, Class A	553,587
17,600	MGI Pharma, Inc. †	469,744
5,870	Noven Pharmaceuticals, Inc. †	122,331

		1,465,358

Real Estate — 2.5%
9,500	Capital Automotive REIT †††	297,065
6,800	Colonial Properties Trust, REIT	273,496
12,900	Commercial Net Lease Realty, Inc., REIT ,***	235,038
6,100	Entertainment Properties Trust, REIT	230,580
5,750	Essex Property Trust, Inc., REIT	413,138
7,200	Gables Residential Trust, REIT ,***	245,880
7,900	Glenborough Realty Trust, Inc., REIT	164,083
7,100	Kilroy Realty Corporation, REIT	270,013
12,000	Lexington Corporate Properties Trust, REIT	260,520
11,500	Shurgard Storage Centers, Inc., REIT, Class A	446,200
3,700	Sovran Self Storage, Inc., REIT	144,966

		2,980,979

Road & Rail — 2.0%
6,300	Arkansas Best Corporation	230,706
18,667	Heartland Express, Inc. ***	344,406

15,700	Kansas City Southern Industries, Inc. ***,†	238,169
14,050	Knight Transportation, Inc. ***,†	300,951
7,540	Landstar Systems, Inc. †	442,447
6,970	USF Corporation	250,154
11,899	Yellow Roadway Corporation †	557,944

		2,364,777

Semiconductors & Semiconductor Equipment — 2.9%
6,400	Actel Corporation †	97,280
8,200	Advanced Energy Industries, Inc. ***,†	76,178
8,900	Alliance Semiconductor Corporation ***,†	30,794
7,800	ATMI, Inc. ***,†	159,744
24,800	Axcelis Technologies, Inc. ***,†	205,344
11,180	Brooks Automation, Inc. †	158,197
5,400	Cohu, Inc. ***	79,812
9,100	Cymer, Inc. ***,†	260,806
7,200	DSP Group, Inc. †	151,560
4,600	DuPont Photomasks, Inc. ***,†	78,384
9,850	ESS Technology, Inc. †	67,473
10,300	Exar Corporation †	145,848
8,400	FEI Company ***,†	165,984
6,610	Helix Technology Corporation	89,863
17,600	Kopin Corporation ***,†	71,632
12,800	Kulicke & Soffa Industries, Inc. ***,†	72,320
14,900	Microsemi Corporation †	210,090
6,600	Pericom Semiconductor Corporation †	63,756
8,170	Photronics, Inc. ***,†	135,785
7,600	Power Integrations, Inc. ***,†	155,268
4,200	Rudolph Technologies, Inc. ***,†	70,308
38,630	Skyworks Solutions, Inc. ***,†	366,985
4,530	Standard Microsystems Corporation †	79,320
3,200	Supertex, Inc. †	62,176
5,309	Three-Five Systems, Inc. ***	14,547
5,970	Ultratech, Inc. †	93,550
9,000	Varian Semiconductor Equipment Associates, Inc. †	278,100

		3,441,104

Software — 3.3%
3,800	ANSYS, Inc. †	188,974
7,800	Captaris, Inc. ***,†	33,228
3,600	Catapult Communications Corporation †	67,824
4,590	Concord Communications, Inc. ***,†	40,966
4,500	EPIQ Systems, Inc. ***,†	70,110
7,760	FactSet Research Systems, Inc.	374,032
9,700	FileNet Corporation †	169,362
9,640	Hyperion Solutions Corporation †	327,664
11,700	Internet Security Systems, Inc. ***,†	198,900
7,300	JDA Software Group, Inc. ***,†	78,986
7,817	Kronos, Inc. †	346,215
7,600	Manhattan Associates, Inc. †	185,592
5,100	MapInfo Corporation †	55,080
4,550	MICROS Systems, Inc. †	227,818
6,200	MRO Software, Inc. †	62,000
8,000	NYFIX, Inc. ***,†	48,640
6,100	Phoenix Technologies Ltd. ***,†	30,439
8,980	Progress Software Corporation †	178,702
4,060	QRS Corporation †	28,095
6,600	Radiant Systems, Inc. †	26,532
8,450	Roxio, Inc. ***,†	43,433
11,000	Serena Software, Inc. ***,†	184,030
5,800	Sonic Solutions †	94,656
4,400	SPSS, Inc. †	58,652
11,275	Take-Two Interactive Software, Inc. ***,†	370,384
3,400	TALX Corporation ***	78,506
9,675	THQ, Inc. ***,†	188,275
9,220	Verity, Inc. †	118,754

		3,875,849

Specialty Retail — 4.3%
12,472	Aaron Rents, Inc.	271,391
3,330	Building Materials Holdings Corporation ***	91,642
11,100	Burlington Coat Factory Warehouse Corporation ***	235,653
5,170	Cato Corporation, Class A ***	115,033
6,700	Children's Place Retail Stores, Inc. (The) †	160,197
9,050	Christopher & Banks Corporation ***	144,890
5,530	Cost Plus, Inc. ***,†	195,651
7,370	Dress Barn (The) ***,†	128,607
5,900	Electronics Boutique Holdings Corporation ***,†	201,190
5,500	Genesco, Inc. ***,†	129,525
8,340	Goody's Family Clothing, Inc.	70,223
5,760	Group 1 Automotive, Inc. †	157,133
6,300	Guitar Center, Inc. †	272,790
7,690	Gymboree Corporation †	110,736
4,780	Hancock Fabrics, Inc. ***	57,264
5,600	Haverty Furniture Companies, Inc.	98,224
5,900	Hibbett Sporting Goods, Inc. †	120,891
11,675	Hot Topic, Inc. ***,†	198,942
5,620	Jo-Ann Stores, Inc. ***,†	157,585

	11,340	Linens ’N Things, Inc. †	262,748
	9,090	Men's Wearhouse, Inc. (The) ***,†	264,064
	8,000	Movie Gallery, Inc. ***	140,240
	14,900	Pep Boys - Manny, Moe & Jack (The)	208,600
	9,100	Select Comfort Corporation ***,†	165,620
	10,500	Stein Mart, Inc. †	159,810
	5,560	TBC Corporation †	124,210
	8,700	Too, Inc. †	157,209
	9,600	Tractor Supply Company †	301,824
	12,940	Zale Corporation †	363,614

			5,065,506

Textiles, Apparel & Luxury Goods — 2.0%
	3,380	Ashworth, Inc. ***,†	27,716
	4,540	Brown Shoe Company, Inc.	113,772
	17,602	Fossil, Inc. †	544,606
	1,730	Haggar Corporation	29,652
	8,660	K-Swiss, Inc., Class A ***	166,705
	6,720	Kellwood Company	244,944
	3,040	Oshkosh B’Gosh, Inc., Class A ***	61,408
	4,060	Oxford Industries, Inc. ***	151,235
	7,650	Phillips Van Heusen Corporation	170,442
	14,200	Quiksilver, Inc. †	360,964
	8,200	Russell Corporation	138,088
	9,370	Stride Rite Corporation	96,043
	9,760	Wolverine World Wide, Inc.	245,952

			2,351,527

Thrifts & Mortgage Finance — 3.4%
	5,820	Anchor Bancorp Wisconsin, Inc.	150,738
	14,800	BankAtlantic Bancorp, Inc.	271,136
	7,500	BankUnited Financial Corporation ***,†	218,625
	14,700	Brookline Bancorp, Inc. ***	230,349
	9,840	Commercial Federal Corporation	265,483
	9,375	Dime Community Bancshares	157,500
	7,030	Downey Financial Corporation	386,369
	4,100	FirstFed Financial Corporation †	200,408
	15,300	Flagstar Bancorp, Inc.	325,584
	19,220	Fremont General Corporation ***	444,943
	8,170	MAF Bancorp, Inc.	352,372
	8,450	New Century Financial Corporation ***	508,859
	5,610	Sterling Financial Corporation	197,696
	8,312	Waypoint Financial Corporation	229,162

			3,939,224

Tobacco — 0.1%
	11,190	Dimon, Inc.	65,909

Trading Companies & Distributors — 0.8%
	4,860	Applied Industrial Technologies, Inc.	173,696
	15,300	Hughes Supply, Inc.	460,071
	2,430	Lawson Products, Inc.	99,557
	6,560	Watsco, Inc.	196,997

			930,321

Water Utilities — 0.1%
	3,805	American States Water Company ***	94,745

Wireless Telecommunication Services — 0.0% #
	4,300	Boston Communications Group, Inc. ***,†	37,711

TOTAL COMMON STOCKS (Cost $89,027,713)			115,305,250

Principal
Amount
U.S. TREASURY BILL — 0.2% (Cost $198,710)
	$200,000	1.670%, due 2/17/2005 ††,##	198,710

REPURCHASE AGREEMENT(c) — 1.7% (Cost $2,067,000)
	2,067,000	Agreement with State Street Bank and Trust Company, 1.700% dated 09/30/2004, to be repurchased at $2,067,098 on 10/01/2004, collateralized by $1,950,000 FHLMC, 5.500% maturing 09/15/2011 (value $2,110,163)	2,067,000

Shares
COLLATERAL FOR SECURITIES ON LOAN (d) — 22.6% (Cost $26,524,846)
	26,524,846	State Street Navigator Securities Lending Trust-Prime Portfolio**	26,524,846

TOTAL INVESTMENTS — 122.6% (Cost $117,818,269*)			$144,095,806

(a)	All percentages are based on net assets of the Munder S&P® SmallCap Index Equity Fund (the “Fund”) as of September 30, 2004.
(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities are generally valued at the last quoted sales price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities for which the last quoted sales price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Securities for which current market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. In certain circumstances, however, securities held by the Fund may be valued using the last reported market quotation, if using such market quotation will not materially affect the Fund’s net asset value. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or prices of comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.
(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.
*	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $35,975,446 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $9,697,909 and net appreciation for financial reporting purposes was $26,277,537. At September 30, 2004, aggregate cost for financial reporting purposes was $117,818,269.
**	As of September 30, 2004 the market value of the securities on loan is $25,880,543.
***	Security, or a portion thereof, is on loan.
†	Non-income producing security.
††	Rate represents annualized yield at date of purchase.
†††	Affiliated security. The term “affiliate” includes companies for which a Trustee of the Fund serves as a Director. At, or during the period ended September 30, 2004, the Fund held the following affiliated securities:

		Purchased		Sold
	Value					Value
Affiliate	at 6/30/04	Cost	Shares	Cost	Shares	at 9/30/04
Capital Automotive REIT	$266,903	$12,620	400	$—	—	$297,065

#	Amount represents less than 0.1% of net assets.
##	Security pledged as collateral for futures contracts.

ABBREVIATIONS:
FHLMC — Federal Home Loan Mortgage Corporation
REIT — Real Estate Investment Trust

Munder Institutional Money Market Fund
     Portfolio of Investments, September 30, 2004 (Unaudited) (a)

		Rating
Principal
Amount		S&P	Moody’s	Value (b)
CERTIFICATES OF DEPOSIT — 15.3%

$25,000,000	Abbey National Treasury Services PLC
	1.395% due 02/02/2005	A-1	P-1	$24,998,727
25,000,000	Barclays Bank PLC
	1.190% due 03/22/2005	A-1+	P-1	24,998,230
25,000,000	Credit Agricole Indosuez NY
	1.307% due 10/18/2004	A-1+	P-1	24,999,825
25,000,000	Rabobank Nederland
	1.925% due 05/13/2005	A-1+	P-1	24,996,949
25,000,000	Societe Generale
	1.450% due 04/15/2005	A-1+	P-1	24,999,329
25,000,000	Westdeutsche Landesbank Girozentrale
	1.450% due 11/17/2004	A-1+	P-1	24,999,518

TOTAL CERTIFICATES OF DEPOSIT
(Cost $149,992,578)				149,992,578

COMMERCIAL PAPER — 50.7%

25,000,000	Bank of America Corporation
	1.870% due 12/21/2004†	A-1	P-1	24,894,813
25,000,000	Beta Finance, Inc.
	1.930% due 01/21/2005†	A-1+	P-1	24,849,889
25,000,000	CRC Funding LLC
	1.630% due 10/25/2004†	A-1+	P-1	24,972,833
25,000,000	CXC LLC
	1.620% due 10/22/2004†	A-1+	P-1	24,976,375
25,000,000	Golden Funding Corporation
	1.530% due 10/12/2004†	A-1	P-1	24,988,312
25,000,000	HBOS Treasury Services PLC
	1.910% due 01/24/2005†	A-1+	P-1	24,847,465
25,000,000	International Lease Finance Corporation
	1.780% due 11/17/2004†	A-1+	P-1	24,941,903
25,000,000	Jupiter Securitization Corporation
	1.780% due 10/26/2004†	A-1	P-1	24,969,097
25,000,000	Marsh & McLennan Companies, Inc.
	1.570% due 10/21/2004†	A-1	P-1	24,978,194
25,000,000	Moat Funding LLC
	1.980% due 03/07/2005†	A-1+	P-1	24,784,125
25,000,000	Mont Blanc Capital Corporation
	1.860% due 12/14/2004†	A-1+	P-1	24,904,417
25,000,000	National Rural Utilities Cooperative Finance Corporation
	1.780% due 11/05/2004†	A-1	P-1	24,956,736
30,000,000	New Center Asset Trust
	1.860% due 10/01/2004†	A-1+	P-1	30,000,000
	Park Avenue Receivables Corporation:
25,000,000	1.680% due 10/08/2004†	A-1	P-1	24,991,833
25,000,000	1.720% due 10/13/2004†	A-1	P-1	24,985,667
25,000,000	Preferred Receivables Funding Corporation
	1.710% due 10/14/2004†	A-1	P-1	24,984,563

25,000,000	Procter & Gamble Company
	1.500% due 10/15/2004†	A-1+	P-1	24,985,417
25,000,000	Sony Global Treasury Services
	1.670% due 11/24/2004†	A-1	P-1	24,937,375
	UBS Finance, Inc.:
25,000,000	1.690% due 11/30/2004†	A-1+	P-1	24,929,583
20,000,000	1.880% due 10/01/2004†	A-1+	P-1	20,000,000

TOTAL COMMERCIAL PAPER
(Cost $498,878,597)				498,878,597

CORPORATE BONDS AND NOTES — 10.2%

25,000,000	CC USA, Inc., MTN, 144A
	1.780% due 07/25/2005††, *	A-1+	P-1	24,997,960
25,000,000	K2 USA LLC, MTN, 144A
	1.800% due 06/08/2005††, *	A-1+	P-1	25,000,000
25,000,000	Merrill Lynch & Company, Inc., MTN
	1.820% due 02/23/2005††	A-1	P-1	25,000,000
25,000,000	Sigma Finance, Inc., MTN, 144A
	1.768% due 09/21/2005††, *	A-1+	P-1	24,995,137

TOTAL CORPORATE BONDS AND NOTES
(Cost $99,993,097)				99,993,097

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.6%

	Federal Home Loan Mortgage Corporation (FHLMC):
25,000,000	1.800% due 11/23/2004†	AAA	Aaa	24,933,750
25,000,000	1.880% due 12/28/2004†	AAA	Aaa	24,885,111
25,000,000	Federal National Mortgage Association (FNMA)
	1.860% due 12/22/2004†	AAA	Aaa	24,894,084

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $74,712,945)				74,712,945

REPURCHASE AGREEMENTS (c) — 16.2%

49,240,306	Agreement with Lehman Brothers Holding, Inc., 1.900% dated 09/30/2004, to be repurchased at $49,242,905 on 10/01/2004, collateralized by $101,445,000 U.S. Treasury Strips, 3.401%-3.494%† having maturities 08/15/2017-02/15/2020 (value $50,226,686)			49,240,306
50,000,000	Agreement with Merrill Lynch & Company, Inc. 1.900% dated 09/30/2004, to be repurchased at $50,002,639 on 10/01/2004, collateralized by $69,565,000

	FNMA 4.500%-5.500% having maturities 04/01/2018-09/01/2023(value
	$51,501,295)	50,000,000
60,000,000	Agreement with Salomon Brothers Holding, Inc. 1.900% dated 09/30/2004, to be repurchased at $60,003,167 on 10/01/2004, collateralized by $251,965,786 FHLMC 5.000%-7.000% having maturities from 10/01/2018-05/01/2034 (value $61,240,539)	60,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $159,240,306)		159,240,306

TOTAL INVESTMENTS (Cost $982,817,523**) — 100.0%		$982,817,523

(a)	All percentages are based on net assets of the Munder Institutional Money Market Fund (the “Fund”) as of September 30, 2004.
(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis.
(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.
†	Rate represents annualized yield at date of purchase.
††	Variable rate security. The interest rate shown reflects rate currently in effect.
*	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
**	At September 30, 2004, aggregate cost for financial reporting purposes was $982,817,523.

ABBREVIATION: MTN — Medium Term Note

Munder Institutional Government Money Market Fund
     Portfolio of Investments, September 30, 2004 (Unaudited) (a)

Principal
Amount		Value (b)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 36.9%

Federal Farm Credit Bank (FFCB) — 3.4%
$500,000	1.250% due 10/15/2004*	$499,757
500,000	3.875% due 02/01/2005	503,124

		1,002,881

Federal Home Loan Bank (FHLB) — 4.7%
890,000	1.450% due 01/11/2005	890,002
500,000	1.795% due 03/15/2005**	500,000

		1,390,002

Federal Home Loan Mortgage Corporation (FHLMC) — 19.7%
600,000	1.539% due 10/05/2004*	599,897
600,000	1.580% due 10/28/2004*	599,289
365,000	1.600% due 11/08/2004*	364,384
600,000	1.620% due 11/16/2004*	598,758
700,000	1.800% due 11/22/2004*	698,180
500,000	1.800% due 11/23/2004*	498,675
600,000	1.991% due 12/01/2004*	598,323
1,071,000	1.830% due 12/14/2004*	1,066,936
400,000	1.190% due 12/17/2004*	398,982
400,000	1.250% due 01/11/2005*	398,583

		5,822,007

Federal National Mortgage Association (FNMA) — 9.1%
600,000	1.540% due 10/06/2004*	599,872
500,000	1.400% due 11/10/2004*	499,222
600,000	1.800% due 11/17/2004*	598,590
399,000	1.780% due 11/24/2004*	397,935
600,000	1.820% due 12/08/2004*	597,937

		2,693,556

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,908,446)		10,908,446

REPURCHASE AGREEMENTS (c) — 63.5%

6,810,568	Agreement with Banc of America LLC, 1.870% dated 09/30/2004, to be repurchased at $6,810,922 on 10/01/2004, collateralized by $7,021,712 FNMA, 6.000% maturing 08/01/2034 (value $7,014,886)	6,810,568
6,000,000	Agreement with Merrill Lynch & Company, 1.900% dated 09/30/2004, to be repurchased at $6,002,513 on 10/01/2004, collateralized by $6,750,000 FNMA, 4.500% maturing 09/01/2023 (value $6,182,588)	6,000,000
6,000,000	Agreement with Salomon Brothers, 1.900% dated 09/30/2004, to be repurchased at $6,000,317 on 10/01/2004, collateralized by $6,482,780 FNMA, 4.000%-4.500% having maturities 07/01/2018-05/01/2034 (value $6,106,378) and $40,314 GNMA, 5.000% maturing 08/20/2031 (value $50,869)	6,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,810,568)	18,810,568

TOTAL INVESTMENTS (Cost $29,719,014***) — 100.4%	$29,719,014

(a)	All percentages are based on net assets of the Munder Institutional Government Money Market Fund (the “Fund”) as of September 30, 2004.
(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis.
(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.
*	Rate represents annualized yield at date of purchase.
**	Variable rate security. The interest rate shown reflects rate currently in effect.
***	At September 30, 2004, aggregate cost for financial reporting purposes was $29,719,014.

ABBREVIATION: GNMA — Government National Mortgage Association

Liquidity Money Market Fund
     Portfolio of Investments, September 30, 2004 (Unaudited) (a)

		Rating
Principal
Amount		S&P	Moody’s	Value (b)
CERTIFICATES OF DEPOSIT — 14.3%

$3,000,000	Abbey National Treasury Services PLC
	1.395% due 02/02/2005	A-1	P-1	$2,999,847
3,000,000	Barclays Bank PLC
	1.190% due 03/22/2005	A-1+	P-1	2,999,788
3,000,000	Credit Agricole Indosuez NY
	1.308% due 10/18/2004	A-1+	P-1	2,999,979
3,000,000	Rabobank Nederland
	1.925% due 05/13/2005	A-1+	P-1	2,999,634
3,000,000	Societe Generale
	1.450% due 04/15/2005	A-1+	P-1	2,999,919
3,000,000	Westdeutsche Landesbank Girozentrale
	1.450% due 11/17/2004	A-1+	P-1	2,999,942

TOTAL CERTIFICATES OF DEPOSIT
(Cost $17,999,109)				17,999,109

COMMERCIAL PAPER — 47.5%

3,000,000	American Honda Finance Corporation
	1.580% due 10/27/2004†	A-1	P-1	2,996,577
3,000,000	CRC Funding LLC
	1.630% due 10/15/2004†	A-1+	P-1	2,998,098
3,000,000	CXC LLC
	1.620% due 10/22/2004†	A-1+	P-1	2,997,165
3,000,000	DaimlerChrysler Revolving Auto Conduit LLC
	1.780% due 10/29/2004†	A-1+	P-1	2,995,847
3,000,000	Falcon Asset Securitization Corporation
	1.780% due 10/26/2004†	A-1	P-1	2,996,292
3,000,000	Golden Funding Corporation
	1.530% due 10/12/2004†	A-1	P-1	2,998,597
3,000,000	HBOS Treasury Services PLC
	1.820% due 11/30/2004†	A-1+	P-1	2,990,900
3,000,000	ING U.S. Funding LLC
	1.520% due 10/18/2004†	A-1+	P-1	2,997,847
3,000,000	International Lease Finance Corporation
	1.630% due 10/08/2004†	A-1+	P-1	2,999,049
3,000,000	K2 USA LLC
	1.100% due 11/15/2004†	A-1+	P-1	2,995,875
3,000,000	Lexington Parker Capital Corporation
	1.540% due 10/18/2004†	A-1	P-1	2,997,818
3,000,000	Liberty Street Funding Corporation
	1.680% due 10/06/2004†	A-1	P-1	2,999,300
3,000,000	Marsh & McLennan Companies, Inc.
	1.760% due 11/16/2004†	A-1	P-1	2,993,253
	Moat Funding LLC:
3,000,000	1.820% due 12/09/2004†	A-1+	P-1	2,989,535
3,000,000	1.980% due 03/07/2005†	A-1+	P-1	2,974,095
3,000,000	Park Avenue Receivables Corporation
	1.780% due 10/25/2004†	A-1	P-1	2,996,440
3,000,000	Preferred Receivables Funding
	1.710% due 10/14/2004†	A-1	P-1	2,998,148

3,000,000	Sheffield Receivables Corporation
	1.650% due 10/05/2004†	A-1+	P-1	2,999,450
3,000,000	Sigma Finance, Inc.
	1.530% due 10/13/2004†	A-1+	P-1	2,998,470
3,000,000	UBS Finance, Inc.
	1.690% due 11/30/2004†	A-1+	P-1	2,991,550

TOTAL COMMERCIAL PAPER
(Cost $59,904,306)				59,904,306

CORPORATE BONDS AND NOTES — 4.7%

3,000,000	CC USA, Inc., MTN, 144A
	1.780% due 07/25/2005††,*	A-1+	P-1	2,999,755
3,000,000	Merrill Lynch & Company, Inc., MTN
	1.820% due 02/23/2005††	A-1	P-1	3,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $5,999,755)				5,999,755

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 9.5%

	Federal Home Loan Mortgage Corporation (FHLMC):
6,000,000	1.670% due 11/23/2004†	AAA	Aaa	5,985,293
3,000,000	1.750% due 12/07/2004†	AAA	Aaa	2,990,229
3,000,000	Federal National Mortgage Association (FNMA)
	1.475% due 10/13/2004†	AAA	Aaa	2,998,525

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(Cost $11,974,047)				11,974,047

REPURCHASE AGREEMENTS (c) — 23.9%

28,082,410	Agreement with Lehman Brothers Holdings, Inc. 1.750% dated 09/30/2004, to be repurchased at $28,083,775 on 10/01/2004, collateralized by $59,095,000 U.S. Treasury Strips, 8.500%-9.000%, having maturities ranging from 11/15/2018-02/15/2020 (value $28,645,316)			28,082,410
2,000,000	Agreement with State Street Bank and Trust Company, 1.700% dated 09/30/2004, to be repurchased at $2,000,094 on 10/01/2004, collateralized by $1,730,000 U.S. Treasury Bond, 6.125% maturing 08/15/2029 (value $2,042,211)			2,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $30,082,410)	30,082,410

TOTAL INVESTMENTS (Cost $125,959,627**) — 99.9%	$125,959,627

(a)	All percentages are based on net assets of the Liquidity Money Market Fund (the “Fund”) as of September 30, 2004.
(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis.
(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.
†	Rate represents annualized yield at date of purchase.
††	Variable rate security. The interest rate shown reflects the rate currently in effect.
*	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
**	As of September 30, 2004, aggregate cost for financial reporting purposes was $125,959,627.

ABBREVIATION: MTN — Medium Term Note

Item 2.     Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-Q, Enrique Chang, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Chang and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.     Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:	/s/ Enrique Chang
Enrique Chang
President

Date:	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Enrique Chang
Enrique Chang
President and Principal Executive Officer

Date:	November 29, 2004

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	November 29, 2004

Exhibit Index

Exhibit Number	Description

99. CERT 1	Certification of Enrique Chang, President and Principal Executive Officer and certification of Peter K. Hoglund, Vice President and Principal Financial Officer